Expenses by nature	12 Months Ended
Dec. 31, 2019
Expenses By Nature
18. Expenses by nature

	2019	2018	2017
Personnel expense	14,402	16,702	17,869
Marketing	9,119	8,291	5,916
Depreciation and amortization	8,049	6,875	3,489
Hosting and software licences	4,838	4,415	2,361
Credit verification costs	2,402	1,949	1,590
Professional services	2,099	1,281	1,389
Premises	326	1,036	1,053
Insurance and licenses	1,201	1,091	470
Others	2,236	2,204	2,374
	44,672	43,844	36,511